6 RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Fair value of the embedded derivative liability
Issuance Date	Fair Value	Term	Assumed Conversion Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate
5/10/12	$51,282	12 months	$0.00195	$0.0032	152%	0.09

Issuance Date	Fair Value	Term	Assumed Conversion Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate
5/10/12	$51,282	12 months	$0.00195	$0.0032	152%	0.09

Fair value of the embedded derivative liability II
Fair Value	Term	Assumed Conversion Price	Volatilty Percentage	Risk-free Interest Rate
$28,820	2 months	$0.1629	171%	0.08%

Fair Value	Term	Assumed Conversion Price	Volatilty Percentage	Interest Rate
$40,000	5 months	$0.1625	157%	0.11